Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2013
Registrant Name	ARIEL INVESTMENT TRUST
Central Index Key	0000798365
Amendment Flag	false
Document Creation Date	Sep. 26, 2013
Document Effective Date	Sep. 26, 2013
Prospectus Date	Feb. 01, 2013
Ariel International Fund | Investor Class
Risk/Return:
Trading Symbol	AINTX
Ariel International Fund | Institutional Class
Risk/Return:
Trading Symbol	AINIX
Ariel Global Fund | Investor Class
Risk/Return:
Trading Symbol	AGLOX
Ariel Global Fund | Institutional Class
Risk/Return:
Trading Symbol	AGLYX